STOCKHOLDERS' EQUITY (Narrative) (Details) $ in Millions		1 Months Ended		12 Months Ended
	Mar. 03, 2021 USD ($)	Sep. 30, 2018 shares	Feb. 27, 2017 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2017 shares	Mar. 03, 2021 ₪ / shares	May 21, 2019 USD ($)
Amount authorized for repurchase of ordinary shares												$ 25.0
Treasury stock acquired | shares				2,941,845	2,941,845	2,662,125	2,662,125			2,507,314
Percentage of outstanding stock in treasury stock				12.50%						10.70%
Dividend paid	$ 10.0		$ 5.0	$ 19.0		$ 5.0		$ 20.0
Dividend paid per share | ₪ / shares					₪ 0.9		₪ 0.24		₪ 0.95
Cash dividend declared, value per share | ₪ / shares											₪ 0.48
Dividends payable date											2021-04
Stcok repurchased by subsidiary, shares | shares				50,995				227,828
Stcok repurchased by subsidiary, amount				$ 1.3				$ 6.0
Board of directors [Member]
Amount authorized for repurchase of ordinary shares												$ 25.0
Dividend paid	$ 3.0
Amount of buyback program purchases				$ 6.0
Fully Owned Subsidiary [Member]
Stcok repurchased by subsidiary, shares | shares				228,725
Stcok repurchased by subsidiary, amount				$ 6.0
Road Track [Member]
Shares Issued during period | shares		373,489
Shares return due to downward transaction price | shares		300,472